Unaudited Interim Condensed Consolidated Statements of Changes in Equity	Number of outstanding shares MYR (RM) shares	Share capital MYR (RM)	Share capital USD ($)	Reserves MYR (RM)	Reserves USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Shareholders’ equity MYR (RM)	Shareholders’ equity USD ($)	Non- controlling interest MYR (RM)	Non- controlling interest USD ($)	MYR (RM) shares	USD ($) shares
Balance (in Dollars)		RM 1,145,780		RM 3,280,388		RM 5,439,549		RM 9,865,717		RM 352,974		RM 10,218,691
Balance at Dec. 31, 2023		1,145,780		3,280,388		5,439,549		9,865,717		352,974		10,218,691
Balance (in Shares) at Dec. 31, 2023 | shares	10,800,000
Net profit for the period						3,228,979		3,228,979		134,542		3,363,521
Balance at Sep. 30, 2024		1,145,780	$ 272,183	3,280,388	$ 779,264	8,668,528	$ 2,059,228	13,094,696	$ 3,110,675	487,516	$ 115,811	13,582,212	$ 3,226,486
Balance (in Shares) at Sep. 30, 2024 | shares	10,800,000
Balance (in Dollars)		1,145,780	272,183	3,280,388	779,264	8,668,528	2,059,228	13,094,696	3,110,675	487,516	115,811	13,582,212	$ 3,226,486
Net profit for the period						3,697,435		3,697,435		104,554		3,801,989
Balance at Dec. 31, 2024	RM 1,145,780	1,145,780		3,280,388		12,365,963		16,792,131		592,070		RM 17,384,201
Balance (in Shares) at Dec. 31, 2024 | shares	10,800,000											10,800,000	10,800,000
Balance (in Dollars)	RM 1,145,780	1,145,780		3,280,388		12,365,963		16,792,131		592,070		RM 17,384,201
Issuance of ordinary shares upon IPO, net		20,012,328						20,012,328				20,012,328
Issuance of ordinary shares upon IPO, net (in Shares) | shares	1,750,000
Issuance of ordinary shares
Issuance of ordinary shares (in Shares) | shares	200,000
Net profit for the period						10,829,660		10,829,660		148,954		10,978,614	$ 2,607,994
Balance at Sep. 30, 2025		21,158,108	5,026,156	3,280,388	779,264	23,195,623	5,510,173	47,634,119	11,315,593	741,024	176,032	RM 48,375,143	$ 11,491,625
Balance (in Shares) at Sep. 30, 2025 | shares	12,750,000											10,800,000	10,800,000
Balance (in Dollars)		RM 21,158,108	$ 5,026,156	RM 3,280,388	$ 779,264	RM 23,195,623	$ 5,510,173	RM 47,634,119	$ 11,315,593	RM 741,024	$ 176,032	RM 48,375,143	$ 11,491,625